Brown Advisory Sustainable International Leaders Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Brazil - 2.6%
B3 S.A. - Brasil Bolsa Balcao	494,878	$975,639

Canada - 6.2%
Canadian National Railway Co.	5,649	661,490
Waste Connections, Inc.	9,530	1,703,485
		2,364,975

China - 3.2%
AIA Group, Ltd.	139,072	1,214,496

Finland - 3.6%
Kone Oyj - Class B	23,004	1,376,137

France - 11.4%
Airbus SE	6,540	957,172
LVMH Moet Hennessy Louis Vuitton SE	2,141	1,641,885
Safran S.A.	7,331	1,725,156
		4,324,213

Germany - 9.7%
CTS Eventim AG & Co. KGaA	14,222	1,480,878
Deutsche Boerse AG	9,311	2,185,935
		3,666,813

India - 6.9%
HDFC Bank, Ltd. - ADR	25,854	1,617,426
Tata Consultancy Services, Ltd.	19,526	994,235
		2,611,661

Indonesia - 3.6%
Bank Rakyat Indonesia Persero Tbk PT	4,170,156	1,363,901

Japan - 4.6%
Keyence Corp.	1,788	856,921
Shimano, Inc.	4,716	897,774
		1,754,695

Netherlands - 6.1%
ASML Holding NV	910	756,994
Wolters Kluwer NV	9,102	1,535,253
		2,292,247

Sweden - 2.4%
Atlas Copco AB - Class B	52,825	906,364

Switzerland - 5.3%
Cie Financiere Richemont S.A.	4,806	763,213
Roche Holding AG	3,856	1,233,987
		1,997,200

United Kingdom - 26.5%
Compass Group PLC	42,931	1,376,356
ConvaTec Group PLC	219,508	666,692
Diageo PLC	32,844	1,147,239
Experian PLC	34,451	1,814,525
Howden Joinery Group PLC	124,597	1,514,142
London Stock Exchange Group PLC	14,721	2,015,471
Rentokil Initial PLC	301,063	1,472,161
		10,006,586

United States - 6.9%
Booking Holdings, Inc.	329	1,385,787
NXP Semiconductors NV	5,076	1,218,291
		2,604,078
TOTAL COMMON STOCKS (Cost $29,794,615)		37,459,005

SHORT-TERM INVESTMENTS - 1.8%
Money Market Funds - 1.8%
First American Government Obligations Fund - Class Z, 4.78% (a)	662,976	662,976
TOTAL SHORT-TERM INVESTMENTS (Cost $662,976)		662,976

TOTAL INVESTMENTS - 100.8% (Cost $30,457,591)		38,121,981
Liabilities in Excess of Other Assets - (0.8)%		(314,558)
TOTAL NET ASSETS - 100.0%		$37,807,423

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
AB - Aktiebolag
NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3

Common Stocks	$7,562,118	$29,896,887	$–
Money Market Funds	662,976	–	–
Total Investments	$8,225,094	$29,896,887	$–